Loans, Financings and Debentures - Summary of Loans Financing and Debentures (Detail) - BRL (R$) R$ in Millions		12 Months Ended
	May 07, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal maturity	April 15, 2022 to April 15, 2025
Current		R$ 2,198
Non-current		12,574	R$ 12,027
Total	R$ 617,950
Total		14,772	14,398
Debt in Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Current		46
2017 Non-current		5,781
Total		5,827	3,298
Debt in Brazilian currency [member]
Disclosure of detailed information about borrowings [line items]
Current		495
2017 Non-current		1,271
Total		1,766	2,071
Loans and Financings [member]
Disclosure of detailed information about borrowings [line items]
Current		541
2017 Non-current		7,052
Total		7,593	5,369
Interest paid in advance [member]
Disclosure of detailed information about borrowings [line items]
2017 Non-current		(34)
Total		(34)	(48)
Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
2017 Non-current		(21)
Total		R$ (21)	(15)
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2024
Annual financial cost		9.25
Currency		US$
Current		R$ 44
2017 Non-current		5,812
Total		R$ 5,856	3,333
Banco do Brasil S.A. [member] | One four zero point zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		140.00% do CDI
Currency		R$
Total			742
Banco do Brasil S.A. [member] | One four six point five zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		146.50% do CDI
Currency		R$
Current		R$ 37
2017 Non-current		466
Total		R$ 503	500
Promissory notes ninth issue first series [member] | One five one percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2019
Annual financial cost		151.00% do CDI
Currency		R$
Current		R$ 426
Total		426
Subsidiary Marketable Securities [member]
Disclosure of detailed information about borrowings [line items]
Current		(25)
Total			(25)
Total		R$ (25)
Debentures-3rd Issue, 2nd Series [member] | Ipca plus six point zero zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2019
Annual financial cost		IPCA + 6.00%
Currency		R$
Current		R$ 156
Total		R$ 156	301
Debentures-3rd Issue, 2nd Series [member] | Ipca plus four point seven zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2021
Annual financial cost		IPCA + 4.70%
Currency		R$
Current		R$ 569
Non-current		1,027
Total		R$ 1,596	1,537
Debentures-3rd Issue, 3rd Series [member] | Ipca plus six point two zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		IPCA + 6.20%
Currency		R$
Current		R$ 53
Non-current		996
Total		R$ 1,049	1,011
Debentures-3rd Issue, 3rd Series [member] | Ipca plus five point one zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2025
Annual financial cost		IPCA + 5.10%
Currency		R$
Current		R$ 41
Non-current		916
Total		R$ 957	921
Debentures-5th Issue, 1st Series [member] | Interbank rate for certificates of deposit plus one point seven zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		CDI + 1.70%
Currency		R$
Total			703
Debentures-5th Issue, 1st Series [member] | One four six point five zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		146.50% do CDI
Currency		R$
Current		R$ 112
Non-current		1,468
Total		R$ 1,580	1,576
Debentures sixth issue first series [member] | Interbank rate for certificates of deposit plus one point six zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		CDI + 1.60%
Currency		R$
Total			508
Debentures sixth issue first series [member] | Ipca plus eight point zero seven [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2020
Annual financial cost		IPCA + 8.07%
Currency		R$
Current		R$ 17
Non-current		16
Total		R$ 33	32
Debentures sixth issue first series [member] | Interbank rate for certificates of deposit plus one point seven five percentage [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2020
Annual financial cost		CDI + 1.75%
Currency		R$
Current		R$ 276
Non-current		275
Total		R$ 551
Debentures-7th Issue, 1st Series [member] | One four zero point zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2021
Annual financial cost		140.00% do CDI
Currency		R$
Current		R$ 342
Non-current		681
Total		R$ 1,023	1,683
Debentures-3rd Issue, 1st Series [member] | Interbank rate for certificates of deposit plus zero point six nine [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		CDI + 0.69%
Currency		R$
Total			447
Debentures fourth issue first series [member] | Interbank rate for certificates of deposit plus four point zero five percentage one [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		CDI + 4.05%
Currency		R$
Total			20
Debentures [member] | CDI + 1.60 [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		CDI + 1.60%
Currency		R$
Total			100
Debentures [member] | Interbank rate for certificates of deposit plus zero point seven four [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		CDI + 0.74%
Currency		R$
Total			34
Debentures [member] | Tjlp plus one point eight two percentage selic plus one point eight two percentage [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		TJLP+1.82% (69%) e Selic+1.82% (31%)
Currency		R$
Current		R$ 33
Non-current		92
Total		R$ 125	155
Debentures [member] | One one six point five zero percent of inter bank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2019
Annual financial cost		116.50% do CDI
Currency		R$
Current		R$ 50
Total		R$ 50	50
Debentures [member] | Interbank rate for certificates of deposit plus one point five zero percentage [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2023
Annual financial cost		CDI + 1.50%
Currency		R$
Current		R$ 20
Non-current		80
Total		R$ 100
Debentures second issue first series [member] | One two eight point five zero percent of inter bank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2019
Annual financial cost		128.50% do CDI
Currency		R$
Total			26
Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Current		R$ (2)
2017 Non-current		(11)
Total		(13)	(26)
Transaction costs [member] | Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Current		(12)
Non-current		(29)
Total		(41)	(50)
Net debentures [member]
Disclosure of detailed information about borrowings [line items]
Current		1,657
Non-current		5,522
Total		R$ 7,179	9,029
CEF [member] | TJLP plus two point five zero matured on two thousand and twenty one [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2021
Annual financial cost		TJLP + 2.50%
Currency		R$
2017 Non-current		R$ 56
Total		R$ 56
CEF [member] | TJLP plus two point five zero matured on two thousand and twenty two [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		TJLP + 2.50%
Currency		R$
2017 Non-current		R$ 108
Total		R$ 108
CEF [member] | One four six point five zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2022
Annual financial cost		146.50% do CDI
Currency		R$
Current		R$ 44
2017 Non-current		583
Total		R$ 627	627
CEF [member] | One One Nine Point Zero Zero Percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		119.00% do CDI
Currency		R$
Total			8
Eletrobras [member] | Ufir plus six point zero to eight point zero zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2023
Annual financial cost		UFIR + 6.00% a 8.00%
Currency		R$
Current		R$ 13
2017 Non-current		20
Total		R$ 33	50
Large Consumers [member] | General domestic availability price index plus six point zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2024
Annual financial cost		IGP-DI + 6.00%
Currency		R$
Current		R$ 2
2017 Non-current		3
Total		R$ 5	4
FINEP [member] | Tjlp plus five and tjlp plus eight point zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		TJLP+5.00% e TJLP+8.00%
Currency		R$
Total			2
Banco da amazonia [member] | Interbank rate for certificates of deposit plus one point nine zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2018
Annual financial cost		CDI + 1.90%
Currency		R$
Total			122
Sonda (Cemig Telecom) [member] | One one zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2021
Annual financial cost		110.00% do CDI
Currency		R$
2017 Non-current		R$ 46
Total		R$ 46	R$ 42